EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

18.EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	2021			2022			2023
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic earnings (loss) per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(768,670)	(293,707)	(149,205)	(909,443)	(341,778)	(173,626)	(521,059)	(73,391)	(204,618)	(28,820)	(103,947)	(14,641)
Net income (loss) from discontinued operations, net of tax	934,833	357,198	181,458	(24,552)	(9,225)	(4,687)	9,561	1,346	3,754	529	1,907	269
Net income (loss) attributable to ordinary shareholders—basic	166,163	63,491	32,253	(933,995)	(351,003)	(178,313)	(511,498)	(72,045)	(200,864)	(28,291)	(102,040)	(14,372)
Denominator:
Weighted average number of ordinary shares outstanding—basic	246,207,464	94,075,249	47,790,698	250,326,701	94,075,249	47,790,698	239,563,290	239,563,290	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(3.12)	(3.12)	(3.12)	(3.63)	(3.63)	(3.63)	(2.18)	(0.31)	(2.18)	(0.31)	(2.18)	(0.31)
Discontinued operations	3.80	3.80	3.80	(0.10)	(0.10)	(0.10)	0.04	0.01	0.04	0.01	0.04	0.01
Basic earnings (loss) per share	0.68	0.68	0.68	(3.73)	(3.73)	(3.73)	(2.14)	(0.30)	(2.14)	(0.30)	(2.14)	(0.30)

Basic earnings (loss) per ADS:
Basic earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)	13.60	13.60	13.60	(74.60)	(74.60)	(74.60)	(42.70)	(6.01)	(42.70)	(6.01)	(42.70)	(6.01)

18.EARNINGS (LOSS) PER SHARE (CONTINUED)

	2021			2022			2023
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(768,670)	(293,707)	(149,205)	(909,443)	(341,778)	(173,626)	(521,059)	(73,391)	(204,618)	(28,820)	(103,947)	(14,641)
Net income (loss) from discontinued operations, net of tax	934,833	357,198	181,458	(24,552)	(9,225)	(4,687)	9,561	1,346	3,754	529	1,907	269
Net income (loss) attributable to ordinary shareholders—basic	166,163	63,491	32,253	(933,995)	(351,003)	(178,313)	(511,498)	(72,045)	(200,864)	(28,291)	(102,040)	(14,372)
Reallocation of net loss from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	(442,912)	—	—	(515,404)	—	—	(308,565)	(43,460)	—	—	—	—
Reallocation of net income (loss) from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	538,656	—	—	(13,912)	—	—	5,662	798	—	—	—	—
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	95,744	—	—	(529,316)	—	—	(302,903)	(42,662)	—	—	—	—
Net income (loss) attributable to ordinary shareholders—diluted	261,907	63,491	32,253	(1,463,311)	(351,003)	(178,313)	(814,401)	(114,707)	(200,864)	(28,291)	(102,040)	(14,372)
Denominator:
Weighted average number of ordinary shares outstanding—basic	246,207,464	94,075,249	47,790,698	250,326,701	94,075,249	47,790,698	239,563,290	239,563,290	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 20)	141,865,947	—	—	141,865,947	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares for continuing operations outstanding - diluted	388,073,411	94,075,249	47,790,698	392,192,648	94,075,249	47,790,698	381,429,237	381,429,237	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	388,073,411	94,075,249	47,790,698	392,192,648	94,075,249	47,790,698	381,429,237	381,429,237	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	388,073,411	94,075,249	47,790,698	392,192,648	94,075,249	47,790,698	381,429,237	381,429,237	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(3.12)	(3.12)	(3.12)	(3.63)	(3.63)	(3.63)	(2.18)	(0.31)	(2.18)	(0.31)	(2.18)	(0.31)
Discontinued operations	3.80	3.80	3.80	(0.10)	(0.10)	(0.10)	0.04	0.01	0.04	0.01	0.04	0.01
Diluted earnings (loss) per share	0.68	0.68	0.68	(3.73)	(3.73)	(3.73)	(2.14)	(0.30)	(2.14)	(0.30)	(2.14)	(0.30)

Diluted earnings (loss) per share:
Diluted earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)	13.60	13.60	13.60	(74.60)	(74.60)	(74.60)	(42.70)	(6.01)	(42.70)	(6.01)	(42.70)	(6.01)

For the years ended December 31, 2021, 2022 and 2023, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively (Note 20). The effects of all outstanding share options, restricted share units, convertible senior notes were excluded from the computation of diluted loss per share relating to the continuing operation and discontinued operations for the years ended December 31, 2021, 2022 and 2023, as the effects would be antidilutive on the loss from continuing operations.